OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER RECEIVABLES
Schedule of other receivables

	As of December 31,
Current other receivables	2022	2021
Prepaid expenses	5,477	9,944
Guarantee of financial operations	2,415	3,730
Tax credits	9,545	1,654
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	342	444
Financial DFI (Note 22)	117	—
Indemnification assets (Note 3.d.1.b)	69	—
Other	2,321	2,177
Allowance for other receivables	(749)	(718)
	19,537	17,231

	As of December 31,
	2022	2021
Non-current other receivables
Prepaid expenses	904	3,255
Financial DFI (Note 22)	201	—
Tax credits	9	5
Other	555	803
	1,669	4,063
Total other receivables, net	21,206	21,294

Schedule of movements in the allowances

	Years ended December 31,
	2022	2021
At the beginning of the year	(718)	(979)
Increases	(387)	—
RECPAM and currency translation adjustments	356	261
At the end of the year	(749)	(718)